CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Free Distributable Reserves	Legal Reserves	Currency Translation Adjustment	Other Reserves	Retained Earnings [1]	Total	Non-controlling interests	Total
Balance at Jan. 01, 2015	$ 20	$ 906			$ 1,178,534	$ (64,704)	$ 1,114,756	$ 351,809	$ 1,466,565
Shareholders contributions (Note 24a)		329,101			(320,798)		8,303		8,303
Refund of cash contributions (Note 24a)		0
Income / (loss) for the year						105,490	105,490	9,801	115,291
Other comprehensive (loss) / income for the year				$ (156,731)	344		(156,387)	(54,152)	(210,539)
Changes in non-controlling interests (Note 24d)								63,884	63,884
Changes in other reserves (Note 24b)					(609,403)		(609,403)		(609,403)
Balance at Dec. 31, 2015	20	330,007		(156,731)	248,677	40,786	462,759	371,342	834,101
Shareholders contributions (Note 24a)		1,577,321			(1,556,827)		20,494	9,018	29,512
Refund of cash contributions (Note 24a)		0
Income / (loss) for the year						33,759	33,759	(4,519)	29,240
Other comprehensive (loss) / income for the year				(31,990)	(292)		(32,282)	(12,355)	(44,637)
Changes in non-controlling interests (Note 24d)								(9,312)	(9,312)
Changes in legal reserves			$ 2			(2)
Changes in other reserves (Note 24b)					(35,580)		(35,580)		(35,580)
Balance at Dec. 31, 2016	20	1,907,328	2	(188,721)	(1,344,022)	74,543	449,150	354,174	803,324
Shareholders contributions (Note 24a)		6,600					6,600		6,600
Refund of cash contributions (Note 24a)		(28,893)					(28,893)		(28,893)
Conversion (Note 1)	1,499,980	(1,499,980)
Income / (loss) for the year						63,491	63,491	3,400	66,891
Other comprehensive (loss) / income for the year				(28,579)	14		(28,565)	3,430	(25,135)
Changes in non-controlling interests (Note 24d)								(25,645)	(25,645)
Balance at Dec. 31, 2017	$ 1,500,000	$ 385,055	$ 2	$ (217,300)	$ (1,344,008)	$ 138,034	$ 461,783	$ 335,359	$ 797,142

[1]	Retained Earnings calculated according to Luxembourg Law are disclosed in Note 25.